Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

8 Related party transactions

The main balances and transactions between related parties are presented and described below. Amounts charged include borrowing costs, interest and management fees, when applicable. Information on the Group’s structure is provided in Note 1.1 1- Reporting entity. The J&F Investimentos S.A.is the ultimate controller party of the Group.

Related party receivables

	December 31, 2024	December 31, 2023
J&F Investimentos S.A. (1)	77,355	117,930
Flora Produtos de Higiene e Limpeza S.A. - Associate	—	624
	77,355	118,554

(1)	Refers to the agreement entered into between JBS S.A. and J&F Investimentos S.A. and certain former executives of the Group, which represents the definitive settlement of the dispute subject to Arbitration CAM n° 186/21, whereby J&F agreed to liquidate in accordance with the terms and conditions specified in the agreement. On December 27, 2024, the JBS S.A received the amount of US$19,339 million as a result of this settlement.

Other financial transactions in the Group

The Group entered into an assignment agreement with Banco Original S.A, direct subsidiary of the parent Group J&F, pursuant to which Banco Original S.A. acquires trade accounts receivables of certain or our customers in Brazil and abroad. The assignments are at the face value of the receivable less the discount applied by Banco Original through a transfer without recourse to JBS S.A. of all of the associated risks and benefits of such trade accounts receivables. For the year ended December 31, 2024, the Group incurred in a loss from the sale of the receivables of US$ 102,453 (US$ 97,325 and US$72,635 for the years ended December 31, 2023 and 2022 respectively), recognized as financial expenses.

As of December 31, 2024, the Group held investments with Banco Original, of US$303,195 (US$781,523 as of December 31, 2023), recognized as cash and cash equivalents. The cash investments and cash equivalents have similar rates of return as CDIs (Certificado de Depósito Interbancário). For the year ended December 31, 2024, the Group earned interest from these investments of US$33,065 (US$26,205 and US$1,448 for the years ended December 31, 2023 and 2022, respectively), recognized as finance income.

The Group is the sponsor of Institute J&F, a youth-directed business school, whose goal is to educate future leaders by offering free, high-quality education. For the year ended December 31, 2024, the Group made donations of US$18,223 (US$22,535 and US$34,625 for the year ended December 31, 2023 and 2022, respectively), recognized as general and administrative expenses.

JBJ Agropecuária Ltda., or JBJ, a related party, supplies cattle to the Group’s slaughterhouses. Transactions with JBJ are recurrent and conducted in the normal course of The Group’s business, in accordance with its needs and JBJ’s capacity to deliver cattle. JBJ shared transportation services from the Group. The value of the transactions varies in accordance with the number of animals processed and pursuant to market conditions. As of December 31, 2024, the total amounts of accounts receivable and accounts payable were US$ 311 (US$878 as of December 31, 2023) and US$ 478 (US$ 401 as of December 31, 2023). For the year ended December 31, 2024, the total net revenue to JBJ was US$4,956 (US$5,039 and US$12,844 for the years ended December 31, 2023 and 2022, respectively) and the total amount of purchases made by JBJ from the Group for the year ended December 31, 2024, was US$243,418 (US$349,543 and US$658,638 for the years ended December 31, 2023 and 2022, respectively).

The Group has commitments to purchase cattle for future delivery signed with certain suppliers, including the related party JBJ, guaranteeing the acquisition of cattle for a fixed price, or to be fixed, with no cash effect on the Group until the cattle are delivered. Based on these future delivery contracts. As of December 31, 2024, the Company has these commitments agreements in the amount of US$48,318 (US$61,926 as of December 31, 2023).

On December 30, 2024, the Company entered into an agreement to sell its Hygiene and Beauty operations to its related party, Flora Produtos de Higiene e Limpeza S.A. The transaction includes the selling of assets and operations related to the manufacturing and commercialization of hygiene and beauty products, as per the terms agreed upon by the parties. The sale price was set at US$ 50,869 million, subject to working capital adjustments. The transaction will be completed upon the fulfillment of the precedent conditions stipulated in the agreement. The Group did not classify the operation as discontinued or the asset as held for sale as of December 31, 2024, as it does not represent a separately significant business line.

On June 26, 2024, the Group entered into an agreement with Âmbar Hidroenergia Ltda. to form a consortium with the objective of pooling the assets, technical resources, and financial resources of the consortium members for the joint exploitation of power plants aimed at generating electricity. The participation in the consortium was defined as 99% for JBS S.A. and 1% for Âmbar Hidroenergia Ltda.

No expense for doubtful accounts or bad debts relating to related-party transactions were recorded during the for the year ended December 31, 2024.

Remuneration of key management

The Group’s key management is comprised of its executive officers and members of the Board of Directors. The aggregate amount of compensation received by the Company’s key management for the year ended December 31, 2024, 2023 and 2022 was:

	2024	2023	2022
Salaries and wages	8,989	8,179	7,678
Variable cash compensation (1)	23,390	18,658	18,727
Share-based payments	—	7,217	6,863
	32,379	34,054	33,268

(1)	The JBS S.A typically approves its executives’ profit-sharing program at the end of February each year, based on the results of the prior year. Accordingly, the profit-sharing amount presented in these financial statements reflects the actual payments made during the year ended December 31, 2024, related to prior periods

The Chief Executive Officer, the Administrative and Control Officer, the Chief Financial Officer and the Executive Officer are employed under the Brazilian employment contract regime referred to as CLT (Consolidation of Labor Laws), which sets legal prerogatives for employee benefits.

Except for those described above, the Board of Directors members are not party to any employment contract or any other contracts for additional employee benefits such as post-employment benefits, other long-term benefits or termination benefits that do not conform to Brazilian Labor Law.